Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at December 31, 2018, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	92,563	1,250	2.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	3,175	2.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,453	2.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2018 ranged from 0.30% to 3.50%.

(2)	Notional amount reduces quarterly.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued assets (liabilities) $	Current portion of derivative liabilities $
As at December 31, 2018
Interest rate swap agreements	2,905	2,973	422	—
Forward freight agreements	—	—	(3)	(57)
	2,905	2,973	419	(57)

As at December 31, 2017
Interest rate swap agreements	1,016	4,226	(39)	—
	1,016	4,226	(39)	—

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to interest rate swaps, the time-charter swap and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Realized gains (losses) relating to:
Interest rate swaps agreements	2,316	(994)	(12,797)
Time-charter swap agreement	—	1,106	2,154
Forward freight agreements	137	270	—
	2,453	382	(10,643)

Unrealized gains (losses) relating to:
Interest rate swaps agreements	636	2,099	13,681
Stock purchase warrant	—	(287)	(4,877)
Time-charter swap agreement	—	(875)	875
Forward freight agreements	(57)	—	—
	579	937	9,679
Total realized and unrealized gain (loss) on derivatives	3,032	1,319	(964)